Mineral Properties (Tables)	12 Months Ended
Dec. 31, 2019
Mineral Properties
Disclosure of detailed information about investment property

	December 31	Expenditures	December 31
	2018	Incurred	2019

Mineral Properties
Keno Hill District Properties
Bellekeno	$7,123	$443	$7,566
Lucky Queen	824	117	941
Onek	1,065	40	1,105
McQuesten[i]	1,997	—	1,997
Silver King	4,464	—	4,464
Flame & Moth	28,311	593	28,904
Bermingham	32,084	4,189	36,273
Elsa Tailings	884	—	884
Other Keno Hill Properties	5,474	1,899	7,373

Total	$82,226	$7,281	$89,507

	December 31	Expenditures	December 31
	2017	Incurred	2018

Mineral Properties
Keno Hill District Properties
Bellekeno	$6,885	$238	$7,123
Lucky Queen	693	131	824
Onek	1,034	31	1,065
McQuesten[i]	1,997	—	1,997
Silver King	4,464	—	4,464
Flame & Moth	22,455	5,856	28,311
Bermingham	23,376	8,708	32,084
Elsa Tailings	884	—	884
Other Keno Hill Properties	2,799	2,675	5,474

Total	$64,587	$17,639	$82,226

(i)Effective May 24, 2017, and as amended on July 8, 2019, the Corporation entered into an option agreement with Banyan Gold Corp. (“Banyan”) to buy up to 100% of Alexco’s McQuesten property. In three stages, Banyan may earn up to 100% of the McQuesten property, by incurring a minimum $2,600,000 in exploration expenditures ($1,471,000 incurred to December 31, 2019), issue 1,600,000 shares (1,200,000 shares issued), pay in staged payments a total of $2,600,000 in cash or shares and grant Alexco a 6% net smelter return (“NSR”) royalty with buybacks totalling $7,000,000 to reduce to a 1% NSR royalty on gold and 3% NSR royalty on silver.

Schedule of changes in mineral properties

	Mining	Exploration and
	Operations	Evaluation
	Properties	Properties	Total

December 31, 2019
Cost	$100,073	$79,893	$179,966
Accumulated depletion and write-downs	(90,459)	—	(90,459)
Net book value	$9,614	$79,893	$89,507

December 31, 2018
Cost	$99,472	$73,213	$172,685
Accumulated depletion and write-downs	(90,459)	—	(90,459)
Net book value	$9,013	$73,213	$82,226